Note 50	12 Months Ended
Dec. 31, 2024
Profit Or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations [Abstract]
Disclosure of Profit Or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations [Text Block]	Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations
The main items included in the balance under this heading in the consolidated income statements are as follows:

Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Millions of Euros)
	Notes	2024	2023	2022
Gains on sale of real estate		66	64	102
Impairment of non-current assets held for sale (1)	21	(83)	(42)	(221)
Gains (losses) on sale of investments classified as non-current assets held for sale		—	—	11
Gains on sale of equity instruments classified as non-current assets held for sale		—	—	—
Total		(17)	22	(108)
(1) In 2022 it includes the closing of the transaction with Merlin Properties in which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by the BBVA Group (see Note 17).